Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The Company’s revenue disaggregated by revenue source is as follows for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Professional services	$2,832	$532
Compute and other services	—	167
Total revenue	$2,832	$699

Revenue from External Customers by Geographic Areas
The following summarizes the Company’s revenue by geography for the three months ended March 31, 2026 and 2025, based on customer location:

	Three months ended March 31,
	2026	2025
Canada	$72	$378
United States	2,513	224
Rest of world (1)	247	97
Total revenue	$2,832	$699
(1) Rest of world includes countries where revenue from a single country is not greater than 10% of the Company’s total consolidated revenue for the three months ended March 31, 2026 and 2025, respectively.

Schedules of Concentration of Risk, by Risk Factor
The following summarizes the percentage of revenue from significant customers which accounted for 10% or more of total revenue for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Customer 1	72%	—
Customer 2	—	35%
Customer 3	—	19%
Customer 4	—	11%
Customer 5	—	10%